Equity - Hedging reserve (Details)				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($) contract	Aug. 22, 2022 contract	Oct. 26, 2020 USD ($) contract vessel	Apr. 20, 2018 USD ($) contract vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2020 USD ($) contract	Dec. 31, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 21, 2022 USD ($)	Jan. 26, 2022 USD ($)
Interest rate swaps | Long term charter parties
Disclosure of reserves within equity [line items]
Number of financial instruments entered into | contract						6
Notional Value						$ 237,200,000
Interest rate swaps | Underlying Facility Due September 28, 2025
Disclosure of reserves within equity [line items]
Credit facility size					$ 173,600,000
Interest rate swaps | Senior Secured Loan Due 2026 With Margin Rate At 2.35%
Disclosure of reserves within equity [line items]
Notional Value					216,889,000
Credit facility size					713,000,000
Interest rate swaps | Secured FSO loan 150M
Disclosure of reserves within equity [line items]
Credit facility size					73,450,000
Interest rate swaps | Secured Loan Due 2030 With Margin Rate At 2.15%
Disclosure of reserves within equity [line items]
Notional Value					100,013,000			$ 87,090,000
Credit facility size					150,000,000			150,000,000.0
Interest rate swaps | $447 Million Facility
Disclosure of reserves within equity [line items]
Notional Value	$ 447,000,000				70,000,000
Credit facility size					447,000,000.0
Commodity swap
Disclosure of reserves within equity [line items]
Notional Value								72,200,000
2022 currency swap contracts
Disclosure of reserves within equity [line items]
Number of financial instruments entered into | contract		4
Notional Value					9,000,000
Change recognized in OCI					(500,000)
Short position, hedging percentage		20.00%
2022 currency swap contracts | At fair value
Disclosure of reserves within equity [line items]
Hedging instrument, assets					500,000
2023 currency swap contracts
Disclosure of reserves within equity [line items]
Notional Value					22,000,000
Change recognized in OCI					0
2023 currency swap contracts | At fair value
Disclosure of reserves within equity [line items]
Hedging instrument, assets					0
Long term charter parties Cap Quebec and Cap Pembroke
Disclosure of reserves within equity [line items]
Number of vessels in time charter | vessel				2
Long term charter parties Cap Quebec and Cap Pembroke | Interest rate swaps
Disclosure of reserves within equity [line items]
Number of financial instruments entered into | contract				2
Notional Value				$ 86,800,000
Long term charter parties, Cap Corpus Christi and Cap Port Arthur
Disclosure of reserves within equity [line items]
Number of vessels in time charter | vessel			2
Long term charter parties, Cap Corpus Christi and Cap Port Arthur | Interest rate swaps
Disclosure of reserves within equity [line items]
Number of financial instruments entered into | contract			2
Notional Value			$ 70,100,000
Long term charter parties, Cap Corpus Christi and Cap Port Arthur | Interest rate swaps | Underlying Facility Due September 28, 2025
Disclosure of reserves within equity [line items]
Notional Value					56,838,000
Suezmaxes Cedar and Cypress | Interest rate swaps | Secured FSO loan 150M
Disclosure of reserves within equity [line items]
Notional Value										$ 73,450,000
Long Term Charter Parties, Various Cap 2022 | Interest rate swaps
Disclosure of reserves within equity [line items]
Notional Value	$ 70,000,000							$ 87,100,000	$ 109,400,000
Change recognized in OCI							$ 1,300,000
Long Term Charter Parties, Various Cap 2022 | Interest rate swaps | At fair value
Disclosure of reserves within equity [line items]
Hedging instrument, assets					$ 2,400,000
Long Term Charter Parties, Various Cap 2020 | Interest rate swaps
Disclosure of reserves within equity [line items]
Number of financial instruments entered into | contract	2